ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Narrative) (Details) $ in Thousands, $ in Millions			12 Months Ended
	Jul. 05, 2023 CAD ($)	Jul. 05, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal of discontinued operations				$ 3,132	$ 0
Share Purchase Agreement [Member] | Lisan Farma Colombia LLC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from property held for sale	$ 0.8	$ 600	$ 0.5
Loss on disposal of discontinued operations				$ 3,100